Financial instruments - additional information - Derecognition and collateral (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Securities lending and reverse repurchase agreements
Lent securities and assets subject to repurchase	£ 8,232	£ 8,278
Cash and securities collateral held or pledged under repurchase and securities lending agreements	8,733	8,750
Collateral held in respect of reverse repurchase agreements	10,550	10,633
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	2,302	3,265
Amount of collateral held	3,958	2,012
Sale of collateral held	0
Collateral re-pledged	852	698
Credit risk, funding agreements and other transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	3,412	2,793
UK with-profits fund
Securities lending and reverse repurchase agreements
Lent securities and assets subject to repurchase	8,182	8,245
Cash and securities collateral held or pledged under repurchase and securities lending agreements	£ 8,679	£ 8,662